Leases - (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Rent expense	$ 165,791
Operating lease term	1 year
Lessee operating lease description	The Company has two operating leases with the lease term over one year expiring in March and August 2022.
Operating lease right-of-use assets	$ 301,751	$ 415,770
Operating lease liabilities current	148,877	173,292
Operating lease liabilities non-current	$ 152,874	$ 242,478